Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Property, plant and equipment	$ 29,342	$ 39,034
Less: Accumulated depreciation	18,615	28,263
Net Plant, Property and Equipment	10,727	10,771
Plant and other property
Property, Plant and Equipment
Property, plant and equipment	28,226	37,578
Less: Accumulated depreciation	18,051	27,500
Net Plant, Property and Equipment	10,176	10,078	$ 12,979
Land and land improvements
Property, Plant and Equipment
Property, plant and equipment	558	667
Buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment	6,552	9,524
Plant, laboratory and office equipment
Property, Plant and Equipment
Property, plant and equipment	21,116	27,388
Rental machines
Property, Plant and Equipment
Property, plant and equipment	1,115	1,456
Less: Accumulated depreciation	565	763
Net Plant, Property and Equipment	$ 551	$ 693